Stock Compensation (Tables)	12 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Changes in Outstanding Options

Changes in outstanding options under the 1997 Plan, the 2005 Plan and the Omnibus Plan during the fiscal years ended March 31, 2015, 2014 and 2013 are as follows:

	2015
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	351,251	4.75 – 15.56	12.14	3.91	—
Granted	—	—	—
Expired	—	—	—
Exercised	—	—	—
Forfeited	(20,000)	8.99	8.99

Outstanding, at end of fiscal year	331,251	4.75 – 15.56	12.33	2.80	—

Vested and expected to be vested at March 31, 2015	331,251	4.75 – 15.56	12.33	2.80	—

Exercisable, at end of fiscal year	330,001	4.75 – 15.56	12.36	2.78

Changes in outstanding options under both the 1997 Plan, the 2005 Plan and the Omnibus Plan during the fiscal years ended March 31, 2015, 2014 and 2013 are as follows: (continued)

	2014
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	419,751	4.75 – 30.56	14.96	4.28	—
Granted	—	—	—
Expired	(65,500)	30.40 –30.56	30.55
Exercised	(3,000)	4.75	4.75
Forfeited	—	—	—

Outstanding, at end of fiscal year	351,251	4.75 – 15.56	12.14	3.91	—

Vested and expected to be vested at March 31, 2014	351,251	4.75 – 15.56	12.14	3.91	—

Exercisable, at end of fiscal year	343,751	4.75 – 15.56	12.22	3.85

	2013
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	339,701	8.99 – 30.56	17.66	3.96	—
Granted	86,000	4.75	4.75
Expired	—	—	—
Exercised	—	—	—
Forfeited	(5,950)	15.60 – 30.56	21.26

Outstanding, at end of fiscal year	419,751	4.75 – 30.56	14.96	4.28	—

Vested and expected to be vested at March 31, 2013	419,751	4.75 – 30.56	14.96	4.28	—

Exercisable, at end of fiscal year	369,752	4.75 – 30.56	13.41	4.60

Schedule of Changes in Stock Grants

Changes in stock grants during the fiscal years ended March 31, 2015, 2014 and 2013 are as follows:

	2015		2014		2013
	Stock	Weighted average grant-date fair value	Stock	Weighted average grant-date fair value	Stock	Weighted average grant-date fair value
		US$		US$		US$
Non-vested, at beginning of fiscal year	—	—	—	—	750	10,380
Granted	—	—	—	—	—	—
Vested	—	—	—	—	(750)	10,380

Non-vested, at end of fiscal year	—	—	—	—	—	—

Summary of Options by Exercise Price Range

Further details relating to the options granted under the 1997 Plan, the 2005 Plan and the Omnibus Plan that are outstanding as of March 31, 2015 are as follows:

	Options outstanding as of March 31, 2015			Options exercisable as of March 31, 2015
Number of options	Range of exercise price per option	Weighted average remaining contractual life	Weighted average exercise price per option	Number of options	Weighted average exercise price per option
	US$ (per share)	(years)	US$ (per share)		US$ (per share)
83,000	4.75	7.31	4.75	81,750	4.75
248,251	13.20 - 15.60	1.29	14.87	248,251	14.87

331,251				330,001

Summary of Fair Value of Options Granted

The fair value of the options granted was estimated on the date of grant using the following assumptions:

	2015	2014	2013
Risk-free Interest Rate	—	—	0.97% - 1.50%
Expected Dividend Yield	—	—	0%
Expected Option Life	—	—	7 - 10 years
Expected Stock Price Volatility	—	—	53.28% - 58.71%